CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, at fair value:
Real estate properties (cost: $10,543.6 and $10,314.3)	$ 10,554.6	$ 9,857.6
Real estate joint ventures and limited partnerships (cost: $2,553.8 and $2,193.3)	2,631.3	1,898.9
Marketable securities:
Real estate related (cost: $1,175.7 and $895.3)	1,332.3	927.9
Other (cost: $2,569.3 and $2,802.6)	2,569.7	2,802.8
Total investments (cost: $16,842.4 and $16,205.5)	17,087.9	15,487.2
Cash and cash equivalents	21.7	17.5
Due from investment advisor		6.8
Other	269.0	238.4
TOTAL ASSETS	17,378.6	15,749.9
LIABILITIES
Mortgage loans payable, at fair value—Note 9 (principal outstanding: $2,253.8 and $2,008.6)	2,282.6	2,028.2
Due to investment advisor	10.6
Accrued real estate property level expenses	185.8	166.9
Other	38.5	27.6
TOTAL LIABILITIES	2,517.5	2,222.7
COMMITMENTS AND CONTINGENCIES—Note 12
NET ASSETS
Accumulation Fund	14,523.0	13,227.2
Annuity Fund	338.1	300.0
TOTAL NET ASSETS	$ 14,861.1	$ 13,527.2
NUMBER OF ACCUMULATION UNITS OUTSTANDING—Note 11 (in Shares)	53.3	53.4
NET ASSET VALUE, PER ACCUMULATION UNIT—Note 10 (in Dollars per share)	$ 272.569	$ 247.654